Securities - Proceeds from Sales of Securities, Gross Realized Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Sale proceeds	$ 12,982	$ 310
Gross realized gains	99
Gross realized losses	(59)
Gains from securities called or settled by the issuer		5
Losses from securities called or settled by the issuer		$ (13)